RESTRICTED CASH	12 Months Ended
Nov. 30, 2021
RESTRICTED CASH

7.     RESTRICTED CASH

As at November 30, 2021, the Company had two Guaranteed Investment Certificates (“GICs”) totaling $53,937 (2020 - $nil ; 2019 - $nil ) which earn interest at 0.45% and 0.10% per annum and renew annually on September 28 and July 8, respectively. The GICs have been assigned as security to the Royal Bank of Canada.

As at November 30, 2021, the Company had a $nil (2020 - $nil; 2019 - $506,179) deposit certificate which earned interest at 0.35% per annum and matured and renewed monthly. The deposit certificate was assigned as security to City National Bank for a revolving bank loan (Note 18).